EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE

21. EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted net income per share for the periods indicated:

	Year ended December 31,
	2010	2011	2012
Net income attributable to holders of ordinary shares	$67,194,438	$134,454,976	$93,311,649

Weighted average shares outstanding - basic	141,739,261	143,312,424	139,995,702
Potential dilutive shares:
- Stock options	12,074,708	13,047,931	11,126,057
- RSUs	3,528,560	6,341,700	5,051,295
Weighted average shares outstanding - diluted	157,342,529	162,702,055	156,173,054

Income per share - basic	$0.47	$0.94	$0.67
Income per share - diluted	$0.43	$0.83	$0.60

Ordinary share equivalents of stock options are calculated using the treasury stock method. Under the treasury stock method, the proceeds from the assumed conversion of options and warrants are used to repurchase outstanding ordinary shares using the average fair value for the periods.

For the years ended December 31, 2010, 2011 and 2012, outstanding stock options of 466,474, 1,367,671 and 1,673,633 shares, respectively, were excluded in the computation of diluted earnings per share due to their anti-dilutive effect.